Derivatives and Hedging, Not Offsetting in Statements of Financial Condition (Details) (Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Gross amounts not offset in the Statements of Financial Condition [Abstract]
Financial Instruments	$ (200,698)	$ (235,651)
Net Amount	(310,879)	(105,326)
Total	(31,915)	(22,859)
Net Fair Value	1,168,585	958,920
Options Written [Member]
Gross amounts not offset in the Statements of Financial Condition [Abstract]
Financial Instruments	(31,915)	(22,859)
Cash Collateral Received	0	0
Net Amount	$ (31,915)	$ (22,859)